Prepaid Lease Payments (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Prepaid Lease Payments [Line Items]
Lease Expiration Date			Feb. 28, 2040
Amortization Of Prepaid Lease Payments	1,034	1,552		1,551	1,551
Shenzhen One [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date		Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Two [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date		Dec. 31, 2037	Dec. 31, 2037	Dec. 31, 2037
Shenzhen Three [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date		Feb. 28, 2040		Feb. 28, 2040
Heyuan [Member]
Prepaid Lease Payments [Line Items]
Lease Expiration Date		Mar. 26, 2054	Mar. 26, 2054	Mar. 26, 2054